Income Taxes	12 Months Ended
Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Income Taxes

Note 7.	Income Taxes The provision for income taxes for the years ended December 31, 2018 and 2017 consisted of the following:

	2018	2017
Current
Federal	$62,839	$49,108
State	15,749	8,853
Deferred
Federal	(1,470)	(11,537)
State	(545)	(1,878)
Change in valuation allowance	-	-

Income tax provision (benefit)	$76,573	$44,546

	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$4,253	$1,364
Accrued Commissions/ Bonuses	13,098	14,362
Deferred tax liabilities
Tax Depreciation in Excess of Book	(501)	(1,106)
Prepaid Insurance	(2,860)	(2,647)
Change in valuation allowance	-	-

Net deferred tax assets:	$13,990	$11,973